Earnings Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Common Share
The following is a reconciliation of the basic and diluted earnings per share computations:

	For the years ended December 31,		Period from March 20,2013 (date of inception) to December 31,
	2015	2014	2013
Net loss for basic and diluted earnings per share	$(510,789)	$(116,565)	$(6,307)

Common shares outstanding and common stock equivalents:
Weighted average shares basic	21,410,177	11,466,072	3,327,097
Effect of dilutive securities	—	—	—
Weighted average common shares - diluted	21,410,177	11,466,072	3,327,097

Loss per share:
Basic	$(23.86)	$(10.17)	$(1.90)
Diluted	$(23.86)	$(10.17)	$(1.90)

The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations due to the net loss realized for the years ended December 31, 2015 and 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013.

	For the years ended December 31,		Period from March 20,2013 (date of inception) to December 31,
	2015	2014	2013
Share equivalents	1,248,163	581,671	405,156